Related Party Transactions (Details Textual) - Han Yu [Member]	Oct. 09, 2016 USD ($)	Oct. 09, 2016 CNY (¥)	Mar. 31, 2019
Related Party Transactions (Textual)
Repayment of outstanding receivables | $	$ 1,334,064
Equity ownership interest			27.00%
RMB [Member]
Related Party Transactions (Textual)
Repayment of outstanding receivables | ¥		¥ 8,917,562